Commitments and contingencies (Details Textual) - USD ($) $ in Thousands			12 Months Ended
		Sep. 08, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2020	Sep. 30, 2017
Repayment of Indemnifications Received From Hoegh Lng				$ 2,353	$ 1,534	$ 0
Capital improvements and maintenance incurred				1,800
Expenditures For Drydocking	[1]			0	0
Performance Period [Member]
Gross Amount Of Aribitration Claim Liability				52,000
Corporate Joint Venture [Member]
Loss Contingency, Estimate of Possible Loss				58,000
Gross Amount Of Aribitration Claim Liability		$ 52,000
Loss Contingency, Accrual, Current				23,700				$ 23,700
Scenario, Forecast [Member] | Minimum [Member]
Expenditures For Drydocking			$ 6,500
Scenario, Forecast [Member] | Maximum [Member]
Expenditures For Drydocking			$ 7,000
Egypt Co [Member]
Indemnification Under Technical Issues				500	500
Höegh LNG [Member]
Indemnification Under Technical Issues				500	500
Indeminification payments received				900	1,600	$ 2,400
Indemnifications Under Omnibus Agreement				900	700
Repayment of Indemnifications Received From Hoegh Lng				2,400	2,500
Loss Contingency Accrual				$ 11,900	$ 11,900
Loss Contingency, Damages Sought				Depending on interpretations of the tribunal's determination for the deduction to the gross claim and the other disputed contractual provisions, the joint ventures estimate that their aggregate liability associated with the boil-off claim is in the millions of dollars and could range between the mid-to-upper teens to the mid-$30's,
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				50.00%	50.00%
Deferred Revenue, Revenue Recognized					$ 1,500
Höegh LNG [Member] | Corporate Joint Venture [Member]
Loss Contingency Accrual				$ 30,000
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest				50.00%
Höegh LNG [Member] | Scenario, Forecast [Member]
Subsidiary of Limited Liability Company or Limited Partnership, Ownership Interest			50.00%
Capital Improvements Expect to Incur costs for Future			$ 200				$ 1,000

[1]	Eliminates the Joint venture FSRUs’ Expenditures for vessels & equipment and drydocking to reflect the consolidated expenditures of the Partnership.